Post-employment benefit plans - Post-Employment Benefit Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Mar. 01, 2023	Jan. 01, 2023	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Equity securities, total plan assets fair value percent	15.00%			16.00%
Debt securities, total plan assets fair value percent	52.00%			61.00%
Alternative investments, total plan asset fair value percent	33.00%			23.00%
Total plan assets fair value percent	100.00%			100.00%
Liabilities	$ 46,814			$ 43,823
Defined benefit obligation hedged	4,000
MLSE financial liability
Disclosure of fair value of plan assets [line items]
Liabilities	149			149
Repurchased obligation | MLSE financial liability
Disclosure of fair value of plan assets [line items]
Liabilities		$ 149	$ 149
DB pension
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	23,355			28,040
Equity securities included in total plan assets	$ 11			$ 3
Equity securities percent included in total plan assets	0.05%			0.01%
Debt securities included in total plan assets	$ 85			$ 85
Debt securities percent included in total plan assets	0.40%			0.30%
Alternative investments included in total plan assets	$ 149			$ 149
Alternative investments percent included in total plan assets	0.64%			0.53%
DB pension | Money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 739			$ 1,466
DB pension | Private equities
Disclosure of fair value of plan assets [line items]
Alternative investments	1,017			976
DB pension | Hedge funds
Disclosure of fair value of plan assets [line items]
Alternative investments	1,374			1,208
DB pension | Real estate and infrastructure
Disclosure of fair value of plan assets [line items]
Alternative investments	4,297			3,576
DB pension | Private Debt
Disclosure of fair value of plan assets [line items]
Alternative investments	1,048			695
DB pension | Other
Disclosure of fair value of plan assets [line items]
Alternative investments	60			55
DB pension | Canadian
Disclosure of fair value of plan assets [line items]
Equity securities	824			952
DB pension | Canadian | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	9,904			13,643
DB pension | Foreign
Disclosure of fair value of plan assets [line items]
Equity securities	2,555			3,436
DB pension | Foreign | Debt securities, excluding money market
Disclosure of fair value of plan assets [line items]
Debt securities	$ 1,537			$ 2,033
Bottom of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	0.00%
Debt securities, weighted average target allocation	50.00%
Alternative investments, weighted average target allocation	0.00%
Top of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	40.00%
Debt securities, weighted average target allocation	100.00%
Alternative investments, weighted average target allocation	50.00%